Copley Fund
Schedule of Investments
July 31, 2024 - (Unaudited)
COMMON STOCKS — 102.29% Shares Fair Value
Communications — 22.37%
Alphabet, Inc., Class A 20,756 $ 3,560,484
Booking Holdings, Inc. 358 1,329,974
Comcast Corp., Class A 83,793 3,458,137
Meta Platforms, Inc., Class A 9,874 4,688,472
Netflix, Inc.
(a)
3,146 1,976,789
Verizon Communications, Inc. 45,160 1,829,883
Walt Disney Co. (The) 47,400 4,440,906
21,284,645
Consumer Discretionary — 6.02%
McDonald's Corp. 6,018 1,597,177
RH
(a)
14,219 4,124,648
5,721,825
Consumer Staples — 3.92%
PepsiCo, Inc. 7,020 1,212,143
Philip Morris International, Inc. 14,773 1,701,259
Procter & Gamble Co. (The) 5,053 812,320
3,725,722
Energy — 6.42%
ConocoPhillips 9,747 1,083,866
Marathon Petroleum Corp. 19,486 3,449,412
Phillips 66 10,794 1,570,311
6,103,589
Financials — 33.28%
American Express Co. 15,739 3,982,597
American International Group, Inc. 56,607 4,484,973
Bank of America Corp. 99,174 3,997,703
Berkshire Hathaway, Inc., Class B
(a)
7,834 3,435,209
Goldman Sachs Group, Inc. (The) 8,549 4,351,698
JPMorgan Chase & Co. 14,827 3,155,186
Morgan Stanley 35,010 3,613,382
U.S. Bancorp 24,342 1,092,469
Wells Fargo & Co. 59,871 3,552,745
31,665,962
Health Care — 5.68%
AbbVie, Inc. 15,202 2,817,235
CVS Health Corp. 42,870 2,586,347
5,403,582
Industrials — 6.26%
Boeing Co. (The)
(a)
7,105 1,354,213
CSX Corp. 58,324 2,047,172
RTX Corp. 21,740 2,554,233
5,955,618
Technology — 18.34%
Apple, Inc. 29,672 6,589,558
Microsoft Corp. 16,410 6,865,123
Oracle Corp. 28,616 3,990,501
17,445,182

Copley Fund
Schedule of Investments (continued)
July 31, 2024 - (Unaudited)
COMMON STOCKS — 102.29% - continued Shares Fair Value
Technology — 18.34% - continued
Total Common Stocks (Cost $70,506,070) $ 97,306,125
MONEY MARKET FUNDS - 4.30%
Federated Hermes Treasury Obligations Fund, Institutional
Shares, 5.18%
(b)
4,089,045 4,089,045
Total Money Market Funds (Cost $4,089,045) 4,089,045
Total Investments — 106.59% (Cost $74,595,115) 101,395,170
Liabilities in Excess of Other Assets — (6.59)% (6,269,333)
NET ASSETS — 100.00% $ 95,125,837
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2024.